UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Australia (15.8%)
Banks
National Australia Bank Ltd.	203,621	$5,031
Westpac Banking Corp.	183,821	4,603
		9,634
Biotechnology
CSL Ltd.	42,170	4,431

Capital Markets
ASX Ltd.	77,125	3,172

Construction Materials
Boral Ltd.	772,106	4,100

Containers & Packaging
Amcor Ltd.	270,772	3,230

Food & Staples Retailing
Woolworths Ltd.	191,673	3,790

Health Care Providers & Services
Ramsay Health Care Ltd.	43,269	2,114

Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	887,654	2,973

Oil, Gas & Consumable Fuels
Origin Energy Ltd. (a)	191,597	1,124
Santos Ltd. (a)	653,875	2,062
		3,186
Real Estate Management & Development
Lend Lease Group REIT	329,656	4,634
		41,264
China (25.5%)
Banks
Bank of China Ltd. H Shares (b)	13,076,000	6,445
China Construction Bank Corp. H Shares (b)	5,620,560	4,662
		11,107
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	19,757	1,744
TAL Education Group ADR	76,938	2,593
		4,337
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)(b)	916,000	1,273

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (b)	25,000	420

Food Products
China Mengniu Dairy Co., Ltd. (a)(b)	531,000	1,485

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	845,428	3,642

Internet & Direct Marketing Retail
Ctrip.com International Ltd. ADR (a)	8,400	443
JD.com, Inc. ADR (a)	61,808	2,361
		2,804
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	56,616	9,778
NetEase, Inc. ADR	4,255	1,123
Tencent Holdings Ltd. (b)	498,900	21,472
		32,373
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	943,000	310
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)	323,400	143
		453
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	2,000,000	1,267

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	934,000	1,564
Sino Biopharmaceutical Ltd. (b)	1,385,000	1,464
		3,028
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	214,000	696

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	177,000	1,387

Wireless Telecommunication Services
China Mobile Ltd. (b)	236,780	2,399
		66,671
Hong Kong (8.5%)
Banks
BOC Hong Kong Holdings Ltd.	1,118,500	5,434

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	61,300	1,648

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	131,340	159

Industrial Conglomerates
CK Hutchison Holdings Ltd.	330,268	4,222

Insurance
AIA Group Ltd.	731,200	5,392

Real Estate Management & Development
CK Asset Holdings Ltd.	435,268	3,602

Semiconductors & Semiconductor Equipment
ASM Pacific Technology Ltd.	26,600	383

Textiles, Apparel & Luxury Goods
Samsonite International SA	333,900	1,432
		22,272
India (10.5%)
Automobiles
Maruti Suzuki India Ltd.	23,147	2,827

Banks
ICICI Bank Ltd.	269,208	1,140
ICICI Bank Ltd. ADR	135,300	1,158
IndusInd Bank Ltd.	136,894	3,526
		5,824
Construction Materials
Shree Cement Ltd.	9,644	2,743

Machinery
Ashok Leyland Ltd.	1,550,792	2,923

Media
Inox Leisure Ltd. (a)	205,404	739
Zee Entertainment Enterprises Ltd.	319,213	2,542
		3,281
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	392,916	2,835

Personal Products
Marico Ltd.	676,327	3,217

Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	116,198	3,099

Transportation Infrastructure
Gateway Distriparks Ltd.	174,884	611
		27,360
Indonesia (5.5%)
Automobiles
Astra International Tbk PT	3,946,200	2,315

Banks
Bank Mandiri Persero Tbk PT	5,084,600	2,539

Construction Materials
Semen Indonesia Persero Tbk PT	2,783,400	2,092

Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,766,300	2,699

Household Products
Unilever Indonesia Tbk PT	575,200	2,091

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,364,700	1,099

Wireless Telecommunication Services
XL Axiata Tbk PT (a)	5,365,550	1,490
		14,325
Korea, Republic of (10.0%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	47,236	1,802

Auto Components
Mando Corp.	7,413	1,647

Automobiles
Hyundai Motor Co.	15,425	2,027

Biotechnology
Hugel, Inc. (a)	3,841	1,767

Construction & Engineering
Hyundai Development Co-Engineering & Construction	43,642	1,360

Electric Utilities
Korea Electric Power Corp.	49,744	1,694

Household Durables
Coway Co., Ltd.	18,746	1,539
Hanssem Co., Ltd.	5,466	723
		2,262
Industrial Conglomerates
CJ Corp.	12,928	1,924

Internet Software & Services
NAVER Corp.	4,549	2,959

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	2,274	5,091
Samsung Electronics Co., Ltd. (Preference)	1,993	3,588
		8,679
		26,121
Malaysia (4.5%)
Banks
Malayan Banking Bhd	780,677	1,762

Construction & Engineering
Gamuda Bhd	1,260,200	1,576

Health Care Providers & Services
IHH Healthcare Bhd	1,519,300	2,069

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	2,170,200	2,765

Industrial Conglomerates
Sime Darby Bhd	695,000	1,484

Transportation Infrastructure
Malaysia Airports Holdings Bhd	1,094,800	2,204
		11,860
Philippines (2.6%)
Banks
Metropolitan Bank & Trust Co.	1,280,853	2,181

Diversified Financial Services
Ayala Corp.	60,036	1,146

Industrial Conglomerates
SM Investments Corp.	107,500	1,869

Real Estate Management & Development
Ayala Land, Inc.	1,882,200	1,612
		6,808
Singapore (3.3%)
Banks
DBS Group Holdings Ltd.	138,500	2,126
Oversea-Chinese Banking Corp., Ltd.	172,100	1,416
		3,542
Distributors
Jardine Cycle & Carriage Ltd.	59,600	1,728

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	313,400	850

Real Estate Management & Development
CapitaLand Ltd.	479,900	1,267

Road & Rail
ComfortDelGro Corp., Ltd.	796,200	1,221
		8,608
Taiwan (9.2%)
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	413,532	2,127
Hon Hai Precision Industry Co., Ltd.	746,855	2,586
Largan Precision Co., Ltd.	15,000	2,637
		7,350
Food Products
Uni-President Enterprises Corp.	510,046	1,068

Household Durables
Nien Made Enterprise Co., Ltd.	191,000	1,959

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,574,442	1,926

Taiwan Semiconductor Manufacturing Co., Ltd.	1,525,592	10,892
		12,818
Tech Hardware, Storage & Peripherals
Advantech Co., Ltd.	134,195	956
		24,151
Thailand (1.8%)
Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	880,000	680

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	1,745,600	1,073

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	128,500	1,572

Real Estate Management & Development
Central Pattana PCL (Foreign)	580,300	1,357
		4,682
United States (1.2%)
Health Care Equipment & Supplies
ResMed, Inc.	426,151	3,256
Total Common Stocks (Cost $190,669)		257,378
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $4,139)	4,139,226	4,139
Total Investments (100.0%) (Cost $194,808) (d)(e)		261,517
Other Assets in Excess of Liabilities (0.0%)		38
Net Assets (100.0%)		$261,555

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)                                  At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $70,906,000 and the aggregate gross unrealized depreciation is approximately $4,197,000, resulting in net unrealized appreciation of approximately $66,709,000.

ADR                     American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	59.9%
Banks	16.1
Internet Software & Services	13.5
Real Estate Management & Development	5.5
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,802	$—	$—	$1,802
Auto Components	1,647	—	—	1,647
Automobiles	7,169	—	—	7,169
Banks	42,023	—	—	42,023
Biotechnology	6,198	—	—	6,198
Capital Markets	4,820	—	—	4,820
Construction & Engineering	2,936	680	—	3,616
Construction Materials	8,935	—	—	8,935
Containers & Packaging	3,230	—	—	3,230
Distributors	1,728	—	—	1,728
Diversified Consumer Services	4,337	—	—	4,337
Diversified Financial Services	1,146	—	—	1,146
Diversified Telecommunication Services	4,981	—	—	4,981
Electric Utilities	1,694	—	—	1,694
Electronic Equipment, Instruments & Components	7,770	—	—	7,770
Food & Staples Retailing	3,790	—	—	3,790
Food Products	2,553	—	—	2,553
Health Care Equipment & Supplies	3,256	—	—	3,256
Health Care Providers & Services	4,183	1,073	—	5,256
Hotels, Restaurants & Leisure	5,738	—	—	5,738
Household Durables	4,221	—	—	4,221
Household Products	2,091	—	—	2,091
Industrial Conglomerates	9,499	—	—	9,499
Insurance	9,034	—	—	9,034
Internet & Direct Marketing Retail	2,804	—	—	2,804
Internet Software & Services	35,332	—	—	35,332
Machinery	3,376	—	—	3,376
Media	3,281	—	—	3,281
Oil, Gas & Consumable Fuels	7,288	1,572	—	8,860
Personal Products	3,217	—	—	3,217
Pharmaceuticals	3,028	—	—	3,028
Real Estate Management & Development	12,910	1,357	—	14,267
Road & Rail	1,221	—	—	1,221
Semiconductors & Semiconductor Equipment	13,201	—	—	13,201
Tech Hardware, Storage & Peripherals	9,635	—	—	9,635
Textiles, Apparel & Luxury Goods	2,819	—	—	2,819
Thrifts & Mortgage Finance	3,099	—	—	3,099
Transportation Infrastructure	2,815	—	—	2,815
Wireless Telecommunication Services	3,889	—	—	3,889
Total Common Stocks	252,696	4,682	—	257,378
Short-Term Investment
Investment Company	4,139	—	—	4,139
Total Assets	$256,835	$4,682	$—	$261,517

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017